Equity (Details) - Schedule of fair value of each equity-based award is estimated period	12 Months Ended
Jun. 30, 2022
Schedule Of Fair Value Of Each Equity Based Award Is Estimated Period Abstract
Stock price volatility	190.00%
Expected term	1 year
Risk-free interest rate	3.21%
Expected dividends	0.00%